Investment Securities - Investments by Contractual Maturity Date (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Amortized Cost, Available-for-sale securities
Amortized Cost	$ 2,365,450	$ 3,016,432
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains	28,158	37,273
Gross unrealized loss	(13,045)	(4,263)
Fair Value, Available-for-sale securities
Available-for-sale securities	$ 2,380,563	$ 3,049,442
Yield, Available-for-sale securities
Yield	1.97%	1.99%
Amortized Cost, Held-to-maturity securities
Amortized Cost	$ 1,643,216	$ 1,548,265
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains	10,516	4,855
Gross unrealized losses	(16,312)	(53,902)
Fair Value, Held-to-maturity securities
Fair Value	$ 1,637,420	$ 1,499,218
Yield, Held-to-maturity securities
Without a single maturity date	3.19%
Yield		3.13%
Investments	$ 4,008,666	$ 4,564,697
Gross unrealized gains on investments	38,674	42,128
Gross unrealized losses on investments	(29,357)	(58,165)
Fair value of investments	$ 4,017,983	$ 4,548,660
Yield on investments	2.46%	2.38%
Proceeds from available-for-sale securities	$ 246,826
Gain (loss) on sale of securities	$ 9,641
Term of contractual due dates of substantially all mortgage-backed securities	25 years
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	$ 1,297,408	$ 1,642,718
Obligations of U.S. government
Amortized Cost, Available-for-sale securities
1 to 5 years	105,065	171,154
5 to 10 years	119,071	203,317
Over 10 years	262,832	354,828
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, 1 to 5 years	1,923	2,585
Gross unrealized gains, 5 to 10 years	35	300
Gross unrealized gains, over 10 years	0	1,028
Gross unrealized losses, 1 to 5 years	(274)	(748)
Gross unrealized losses, 5 to 10 years	(1,247)	(102)
Gross unrealized losses, over 10 years	(4,941)	(419)
Fair Value, Available-for-sale securities
1 to 5 years	106,714	172,991
5 to 10 years	117,859	203,515
Over 10 years	$ 257,891	$ 355,437
Yield, Available-for-sale securities
1 to 5 years	1.74%	1.26%
5 to 10 years	1.54%	1.45%
Over 10 years	1.23%	1.25%
Equity Securities
Amortized Cost, Available-for-sale securities
Within 1 year	$ 500
1 to 5 years	99,922	$ 100,500
5 to 10 years	0	0
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, within 1 year	17
Gross unrealized gains, 1 to 5 years	1,513	887
Gross unrealized gains, 5 to 10 years	0
Gross unrealized losses, within 1 year	0
Gross unrealized losses, 1 to 5 years	0	0
Gross unrealized losses, 5 to 10 years	0	0
Fair Value, Available-for-sale securities
Within 1 year	517
1 to 5 years	101,435	101,387
5 to 10 years	$ 0	$ 0
Yield, Available-for-sale securities
Within 1 year	1.80%
1 to 5 years	1.90%	1.90%
5 to 10 years	0.00%	0.00%
Corporate debt securities
Amortized Cost, Available-for-sale securities
Within 1 year	$ 24,787	$ 15,000
1 to 5 years	311,435	302,540
5 to 10 years	100,000	138,201
Over 10 years	69,950	50,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, within 1 year	191	75
Gross unrealized gains, 1 to 5 years	1,190	2,372
Gross unrealized gains, 5 to 10 years	876	1,789
Gross unrealized gains, over 10 years	953	0
Gross unrealized losses, within 1 year	0	0
Gross unrealized losses, 1 to 5 years	(58)	0
Gross unrealized losses, 5 to 10 years	(3,524)	(970)
Gross unrealized losses, over 10 years	0	0
Fair Value, Available-for-sale securities
Within 1 year	24,978	15,075
1 to 5 years	312,567	304,912
5 to 10 years	97,352	139,020
Over 10 years	$ 70,903	$ 50,000
Yield, Available-for-sale securities
Within 1 year	0.53%	1.00%
1 to 5 years	0.88%	0.71%
5 to 10 years	1.47%	1.43%
Over 10 years	3.00%	3.00%
Yield, Held-to-maturity securities
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	$ 46,601	$ 24,155
Municipal Bonds
Amortized Cost, Available-for-sale securities
1 to 5 years	2,285	0
5 to 10 years	1,303	0
Over 10 years	20,382	20,402
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, 1 to 5 years	8	0
Gross unrealized gains, 5 to 10 years	7	0
Gross unrealized gains, over 10 years	3,138	3,279
Gross unrealized losses, 1 to 5 years	0	0
Gross unrealized losses, 5 to 10 years	0	0
Gross unrealized losses, over 10 years	0	0
Fair Value, Available-for-sale securities
1 to 5 years	2,293	0
5 to 10 years	1,310	0
Over 10 years	$ 23,520	$ 23,681
Yield, Available-for-sale securities
1 to 5 years	1.23%	0.00%
5 to 10 years	2.05%	0.00%
Over 10 years	6.45%	6.45%
Agency pass through mortgage-backed securities
Amortized Cost, Available-for-sale securities
Without single maturity date	$ 1,144,787	$ 1,561,639
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, without single maturity date	18,222	24,893
Gross unrealized losses, without single maturity date	(2,491)	(2,024)
Fair Value, Available-for-sale securities
Without single maturity date	$ 1,160,518	$ 1,584,508
Yield, Available-for-sale securities
Without single maturity date	2.48%	2.57%
Amortized Cost, Held-to-maturity securities
Without single maturity date	$ 1,643,216	$ 1,548,265
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains, without single maturity date	10,516	4,855
Gross unrealized losses, without single maturity date	(16,312)	(53,902)
Fair Value, Held-to-maturity securities
Without single maturity date	$ 1,637,420	$ 1,499,218
Yield, Held-to-maturity securities
Without a single maturity date	3.19%	3.13%
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	$ 1,193,463	$ 1,509,209
Commercial Mortgage Backed Securities [Member]
Amortized Cost, Available-for-sale securities
Without single maturity date	103,131	98,851
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, without single maturity date	85	65
Gross unrealized losses, without single maturity date	(510)	0
Fair Value, Available-for-sale securities
Without single maturity date	$ 102,706	$ 98,916
Yield, Available-for-sale securities
Without single maturity date	1.51%	1.49%